Property and Equipment	12 Months Ended
Dec. 31, 2013
Property And Equipment
Property and Equipment

Note 4 - Property and Equipment

A summary of property and equipment is as follows:

	December 31
	2013	2012

Land	$1,071	$1,112
Land improvements	182	184
Buildings	6,237	6,249
Equipment	3,523	3,682

Total property and equipment	11,013	11,227

Accumulated depreciation	5,810	5,833

Net property and equipment	$5,203	$5,394

Depreciation expense was $283 and $303 for the periods ended December 31, 2013 and 2012, respectively.